As filed with the Securities and Exchange Commission on March 23, 2021
Securities Act Registration No. 333-234544
Investment Company Act Registration No. 811-23439

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 7	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 9	☒

ETF OPPORTUNITIES TRUST
(Exact Name of Registrant as Specified in Charter)

Karen Shupe Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (804) 267-7400
(Address and Telephone Number of Principal Executive Offices)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 16, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of ETF Opportunities Trust:

Applied Finance Valuation Large Cap ETF (previously known as Applied Finance Valuation Stewardship Large Cap US ETF)

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 16, 2021 as the new effective date for Post-Effective Amendment No. 5 to the Registration Statement filed on January 8, 2021 for the Applied Finance Valuation Large Cap ETF. This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 5 to the Registration Statement.

OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust of ETF Opportunities Trust (“Registrant”) is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(a)(2)	Agreement and Declaration of Trust is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(b)	By-Laws of the Registrant is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(c)	Articles IV, VII and VIII of the Declaration of Trust, Exhibit 28(a) above, define the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(d)(1)	Advisory Agreement between the Registrant and Ridgeline Research LLC, on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF funds is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(d)(2)	Form of Sub-Advisory Agreement between Vident Advisory, LLC and Ridgeline Research LLC on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF funds is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(d)(3)	Advisory Agreement between the Registrant and Real Asset Strategies, LLC on behalf of the Real Asset Strategies ETF (Filed herewith).

(d)(4)	Sub-Advisory Agreement between Enduring Investments, LLC and Real Asset Strategies, LLC on behalf of the Real Asset Strategies ETF (Filed herewith).

(d)(5)	Advisory Agreement between the Registrant and Formidable Asset Management, LLC on behalf of the Formidable ETF, the Formidable Small/Mid Cap ETF and the Formidable Thematic ETF (“Formidable ETFs”) (To be Filed by Amendment).

(d)(6)	Sub-Advisory Agreement between Toroso Asset Management and Formidable Asset Management, LLC on behalf of the Formidable ETFs (To be Filed by Amendment).

(d)(7)	Advisory Agreement between the Registrant and Applied Finance Advisors, LLC on behalf of the Applied Finance Valuation Stewardship Large Cap US ETF (To be Filed by Amendment).

(d)(8)	Sub-Advisory Agreement between Toroso Asset Management and Applied Finance Advisors, LLC on behalf of the Applied Finance Valuation Stewardship Large Cap US ETF (To be Filed by Amendment).

(e)(1)	Distribution Agreement between the Registrant and Foreside Funds Services, LLC on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF funds is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(e)(2)	Amended Schedule to the Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Real Asset Strategies ETF (To be Filed by Amendment).

(e)(3)	Amended Schedule to the Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Formidable ETFs (To be Filed by Amendment).

(e)(4)	Amended Schedule to the Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Applied Finance Valuation Stewardship Large Cap US ETF (To be Filed by Amendment).

(e)(5)	Form of Authorized Participant Agreement with Foreside Fund Services, LLC is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(f)	Not applicable.

(g)(1)	Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF funds is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(g)(2)	Amended Schedule to the Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Real Asset Strategies ETF (To be Filed by Amendment).

(g)(3)	Amended Schedule to the Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Formidable ETFs (To be Filed by Amendment).

(g)(4)	Amended Schedule to the Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Applied Finance Valuation Stewardship Large Cap US ETF (To be Filed by Amendment).

(h)(1)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF funds is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(h)(2)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Real Asset Strategies ETF (To be Filed by Amendment).

(h)(3)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Formidable ETFs (To be Filed by Amendment).

(h)(4)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Applied Finance Valuation Stewardship Large Cap US ETF (To be Filed by Amendment).

(h)(5)	Form of Services Agreement (Transfer Agent and Fund Accounting services) between the Registrant, Citi Funds Services Ohio, Inc. and Citibank, N.A. on behalf of the American Conservative Values ETF and the American Conservative Values Small-Cap ETF funds is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(h)(6)	Amended Schedule to the Services Agreement (Transfer Agent and Fund Account services) between the Registrant, Citi Funds Services Ohio, Inc. and Citibank, N.A. on behalf of the Real Asset Strategies ETF (To be Filed by Amendment).

(h)(7)	Amended Schedule to the Services Agreement (Transfer Agent and Fund Account services) between the Registrant, Citi Funds Services Ohio, Inc. and Citibank, N.A. on behalf of the Formidable ETFs (To be Filed by Amendment).

(h)(8)	Amended Schedule to the Services Agreement (Transfer Agent and Fund Account services) between the Registrant, Citi Funds Services Ohio, Inc. and Citibank, N.A. on behalf of the Applied Finance Valuation Stewardship Large Cap US ETF (To be Filed by Amendment).

(i)(1)	Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to the American Conservative Values ETF and the American Conservative Values Small-Cap ETF funds is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(i)(2)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Real Asset Strategies ETF (Filed herewith).

(i)(3)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Formidable ETFs (Filed herewith).

(i)(4)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Applied Finance Valuation Stewardship Large Cap US ETF (To be Filed by Amendment).

(j)(1)	Consent of Independent Registered Public Accounting Firm on behalf to the American Conservative Values ETF and the American Conservative Values Small-Cap ETF funds is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 2 on Form N-1A/A filed on July 27, 2020.

(j)(2)	Consent of Independent Registered Public Accounting Firm on behalf to the Real Asset Strategies ETF. Not applicable.

(j)(3)	Consent of Independent Registered Public Accounting Firm on behalf to the Formidable ETFs (Filed herewith).

(i)(4)	Consent of Independent Registered Public Accounting Firm on behalf to the Applied Finance Valuation Stewardship Large Cap ETF. Not applicable.

(k)	Not applicable.

(l)	Initial Capital Agreement is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(m)(1)	Plan of Distribution Pursuant to Rule 12b-1. Not Applicable.

(n)(1)	Plan Pursuant to Rule 18f-3 under the 1940 Act. Not applicable.

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(p)(2)	Code of Ethics for Ridgeline Research, LLC is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(p)(3)	Code of Ethics for Vident Investment Advisory, LLC is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 2 on Form N-1A/A filed on July 27, 2020.

(p)(4)	Code of Ethics for Real Asset Strategies, LLC (Filed herewith)

(p)(5)	Code of Ethics for Enduring Investment, LLC (To be Filed by Amendment)

(p)(6)	Code of Ethics for Formidable Asset Management, LLC (Filed herewith)

(p)(7)	Code of Ethics for Toroso Asset Management (To be Filed by Amendment)

(p)(8)	Code of Ethics for Applied Finance Advisors, LLC (To be Filed by Amendment)

(q)	Power of Attorney for Mary Lou H. Ivey, David J. Urban, Theo H. Pitt, Jr. and Kevin Farragher is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

Item 29. Persons Controlled By or Under Common Control With Registrant

Not Applicable.

Item 30. Indemnification

See Article VIII, Section 2 of the Registrant’s Agreement and Declaration of Trust and the section titled “Indemnification of Trustees, Officers, Employees and Other Agents” in the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 31. Business and other Connections of the Investment Adviser

The description of the Investment Adviser is found under the caption “Management,” “The Investment Adviser” in the Prospectus and under the caption “Investment Adviser” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Investment Adviser may provide investment advisory services to persons or entities other than the Registrant.

Item 32. Distributor

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	AdvisorShares Trust
4.	AGF Investments Trust (f/k/a FQF Trust)
5.	AIM ETF Products Trust
6.	AlphaCentric Prime Meridian Income Fund
7.	American Century ETF Trust
8.	American Customer Satisfaction ETF, Series of ETF Series Solutions
9.	Amplify ETF Trust
10.	ARK ETF Trust
11.	Bluestone Community Development Fund (f/k/a The 504 Fund)
12.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
13.	Bridgeway Funds, Inc.
14.	Brinker Capital Destinations Trust
15.	Cabot Equity Growth ETF, Series of Listed Funds Trust
16.	Calamos Convertible and High Income Fund
17.	Calamos Convertible Opportunities and Income Fund
18.	Calamos Global Total Return Fund
19.	Carlyle Tactical Private Credit Fund
20.	Center Coast Brookfield MLP & Energy Infrastructure Fund
21.	Changebridge Capital Long/Short ETF, Series of Listed Funds Trust
22.	Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust
23.	Cliffwater Corporate Lending Fund
24.	CornerCap Group of Funds
25.	Davis Fundamental ETF Trust
26.	Defiance Nasdaq Junior Biotechnology ETF, Series of ETF Series Solutions

27.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
28.	Defiance Next Gen SPAC Derived ETF, Series of ETF Series Solutions
29.	Defiance Quantum ETF, Series of ETF Series Solutions
30.	Direxion Shares ETF Trust
31.	Eaton Vance NextShares Trust
32.	Eaton Vance NextShares Trust II
33.	EIP Investment Trust
34.	Ellington Income Opportunities Fund
35.	EntrepreneurShares Series Trust
36.	Esoterica Thematic ETF Trust
37.	ETF Opportunities Trust
38.	Evanston Alternative Opportunities Fund
39.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
40.	Fiera Capital Series Trust
41.	FlexShares Trust
42.	Forum Funds
43.	Forum Funds II
44.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
45.	Guinness Atkinson Funds
46.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
47.	Infinity Core Alternative Fund
48.	Innovator ETFs Trust
49.	Innovator ETFs Trust II (f/k/a Elkhorn ETF Trust)
50.	Ironwood Institutional Multi-Strategy Fund LLC
51.	Ironwood Multi-Strategy Fund LLC
52.	IVA Fiduciary Trust
53.	John Hancock Exchange-Traded Fund Trust
54.	Mairs & Power Funds Trust
55.	Manor Investment Funds
56.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
57.	Morgan Creek - Exos SPAC Originated ETF, Series of Listed Funds Trust
58.	Morningstar Funds Trust
59.	OSI ETF Trust
60.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
61.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
62.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
63.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
64.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
65.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
66.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
67.	Pacific Global ETF Trust
68.	Palmer Square Opportunistic Income Fund
69.	Partners Group Private Income Opportunities, LLC
70.	PENN Capital Funds Trust
71.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
72.	Plan Investment Fund, Inc.
73.	PMC Funds, Series of Trust for Professional Managers
74.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
75.	Quaker Investment Trust
76.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
77.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
78.	Renaissance Capital Greenwich Funds
79.	Reverse Cap Weighted U.S. Large Cap ETF, Series of ETF Series Solutions
80.	RMB Investors Trust (f/k/a Burnham Investors Trust)
81.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
82.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
83.	Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
84.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
85.	Roundhill Streaming Services & Technology ETF, Series of Listed Funds Trust
86.	Salient MF Trust
87.	Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust

88.	Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust
89.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
90.	SharesPost 100 Fund
91.	Six Circles Trust
92.	Sound Shore Fund, Inc.
93.	Strategy Shares
94.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
95.	Syntax ETF Trust
96.	The Chartwell Funds
97.	The Community Development Fund
98.	The Relative Value Fund
99.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
100.	Third Avenue Trust
101.	Third Avenue Variable Series Trust
102.	Tidal ETF Trust
103.	TIFF Investment Program
104.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
105.	Timothy Plan International ETF, Series of The Timothy Plan
106.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
107.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
108.	Transamerica ETF Trust
109.	Trend Aggregation Aggressive Growth ETF, Series of Collaborative Investment Series Trust
110.	Trend Aggregation Conservative ETF, Series of Collaborative Investment Series Trust
111.	Trend Aggregation Dividend Stock ETF, Series of Collaborative Investment Series Trust
112.	Trend Aggregation ESG ETF, Series of Collaborative Investment Series Trust
113.	Trend Aggregation US ETF, Series of Collaborative Investment Series Trust
114.	TrueShares AI & Deep Learning ETF, Series of Listed Funds Trust
115.	TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
116.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
117.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
118.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
119.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
120.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
121.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
122.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
123.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
124.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
125.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
126.	U.S. Global Investors Funds
127.	Variant Alternative Income Fund
128.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
129.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
130.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
131.	VictoryShares Emerging Market Volatility Wtd ETF, Series of Victory Portfolios II
132.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
133.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
134.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
135.	VictoryShares Protect America ETF, Series of Victory Portfolios II
136.	VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II
137.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
138.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
139.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
140.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
141.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
142.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
143.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
144.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
145.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
146.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
147.	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II

148.	VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II
149.	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II
150.	VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II
151.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
152.	WisdomTree Trust
153.	WST Investment Trust
154.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Adviser

Ridgeline Research LLC, 14961 Finegan Farm Drive, Darnestown, Maryland 20874 (records relating to its function as investment adviser to the American Conservative Values ETF and the American Conservative Values Small-Cap ETF funds).

b)	Sub-Adviser

Vidant Investment Advisory, LLC, 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009 (records relating to its function as sub-adviser to the American Conservative Values ETF and the American Conservative Values Small-Cap ETF funds).

c)	Adviser	Real Asset Strategies, LLC, 5775 Wayzata Boulevard, Suite 700, St. Louis Park, Minnesota 55416 (records relating to its function as investment adviser to the Real Asset Strategies ETF).
d)	Sub-Adviser	Enduring Investments, LLC, 12 Ironwood Road, Morristown, New Jersey 07960 (records relating to its function as sub-adviser to the Real Asset Strategies ETF).
e)	Adviser	Formidable Asset Management, LLC, 221 East fourth Street, Suite 2700, Cincinnati, Ohio 45202 (records relating to its function as investment adviser to the Formidable ETFs).
f)	Sub-Adviser	Toroso Asset Management, 898 N. Broadway, Suite 2, Massapequa, New York 11758 (records relating to its function as sub-adviser to the Formidable ETFs and the Applied Finance ETF).
g)	Adviser

Applied Finance Advisors, LLC (the “Adviser”), 17806 IH 10, Suite 300, San Antonio, Texas 78257 (records relating to its function as adviser to the Applied Finance Valuation Stewardship Large Cap US ETF).

h)	Custodian	Citibank, N.A., 390 Greenwich Street, 6th Floor, New York, New York 10013.

i)	Administrator	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

j)	Distributor	Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101.
k)	Fund Accountant, Transfer Agency	Citi Fund Services Ohio, Inc., located at 4400 Easton Commons, Suite 200, Columbus, Ohio, 43219.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 7 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 23th day of March, 2021.

ETF OPPORTUNITIES TRUST

By:	/s/ Karen Shupe
Karen Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*David J. Urban	Trustee	March 23, 2021

*Mary Lou H. Ivey	Trustee	March 23, 2021

*Theo H. Pitt, Jr.	Trustee	March 23, 2021

*Kevin M. Farragher	Trustee	March 23, 2021

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	March 23, 2021
Karen M. Shupe

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	March 23, 2021
Ann T. MacDonald

*By: /s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney